GENERAL (Tables)	12 Months Ended
Dec. 31, 2013
TransPharma Medical Ltd. [Member]
Business Acquisition [Line Items]
Acquisition Date Fair Value Of Consideration Transferred
The following table summarizes the estimated fair values of the assets acquired at the acquisition date:
Fair value

Property and equipment	59
Technology	2,407
Goodwill	1,185

Assets acquired	$3,651

Ultrashape Ltd. [Member]
Business Acquisition [Line Items]
Schedule Of Fair Value Of Assets Acquired And Liabilities Assumed
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date:

Fair value

Cash	$837
Current assets	1,241
Property and equipment	710
Developed technology (1)	5,617
Customer relationship (2)	1,843

Total identifiable assets acquired	10,248

Current liabilities	(3,767)
Accrued severance pay	(26)

Total liabilities assumed	(3,793)

Net identifiable assets assumed	6,455
Goodwill	5,545

Net assets acquired	$12,000

(1)	The developed technology will be amortized using the straight-line method over its useful life which is estimated at six years.

(2)	The Customer relationship will be amortized using a method that will reflect the consummation of such asset which is estimated at eight years.